Provisions - Additional Information (Details) - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Other provisions	€ 28.6	€ 29.8
Provision used, other provisions	9.0
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 8.2	8.3
Estimated completion of activities	12 months
Provision used, other provisions	€ 7.3
Other
Disclosure of other provisions [line items]
Other provisions	13.1	14.1
Provision used, other provisions	1.7
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	7.3	€ 7.4
Provision used, other provisions	€ 0.0